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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Ultimus Fund Solutions, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631)490-4300

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: Alternative Strategies Fund								Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2021 through December 13th, 2021

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	Control Number
STEADFAST APARTMENT REIT	Non-traded	N/A	8/12/2021	1. for election of directors 2. The approval (on a non-binding advisory basis) of our executive compensation as described in the proxy statement (say-on-pay). 3. The approval (on a non-binding advisory basis) of the frequency of future non-binding advisory votes on our executive compensation (say-on-frequency). 4. Ratification of the appointment of Ernst & Young LLP to act as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	MGMT	FOR	FOR ALL	MGMT	444756650534
NEWTEK BUSINESS SERVICES CORP.	NEWT	652526203	7/12/2021	1. To approve a proposal to authorize the Company to sell shares of its common stock, par value $0.02 per share, at a price below the then current net asset value per share of such common stock in one or multiple offerings, subject to certain limitations described in the accompanying Proxy Statement. 2. To approve a proposal to adjourn the Meeting, if necessary or appropriate, to solicit additional proxies.	MGMT	FOR	FOR ALL	MGMT	1387329749072571
CAPITAL SOUTHWEST CORPORATION	CSWC	140501107	7/28/2021	1. Election of directors. 2. To approve, on an advisory basis, the compensation of Capital Southwest Corporation's named executive officers. 3.To approve the Capital Southwest Corporation 2021 Employee Restricted Stock Award Plan. 4. To ratify the appointment of RSM US LLP as Capital Southwest Corporation's independent registered public accounting firm for the fiscal year ending March 31, 2022.	MGMT	FOR	FOR ALL	MGMT	5319792074832644
ARES CAPITAL CORPORATION	ARCC	04010L103	8/13/2021	To authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the special meeting of stockholders (including, without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock).	MGMT	FOR	FOR ALL	MGMT	8137758391281322
WHITEHORSE FINANCE, INC.	WHF	96524V106	8/4/2021	1. Election of Directors.2. To ratify the selection of Crowe LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	MGMT	FOR	FOR ALL	MGMT	4495317717574904
MSC Income Fund (Formerly HMS)	Non-traded	N/A	9/14/2021	1. For the election of Directors. 2. To ratify our appointment of Grant Thornton LLP as our independent registered public accounting firm for the year ending December 31, 2021.	MGMT	FOR	FOR ALL	MGMT	7603651795143277
OXFORD LANE CAPITAL CORP.	OXLC	691543102	10/22/2022	1. Election of directors	MGMT	FOR	FOR ALL	MGMT	0963670255328346
SLR INVESTMENT CORP	SAR	80349A208	10/27/2021	1. Election of directors 2. To approve a proposal to authorize SLR Investment Corp. to sell shares of its common stock at a price or prices below SLR Investment Corp.'s then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25% of SLR Investment Corp.'s then outstanding common stock immediately prior to each such offering).	MGMT	FOR	FOR ALL	MGMT	2187648783342633
INDEPENDENCE REALTY TRUST, INC.	IRT	45378A106	12/13/2021	1. To approve the issuance of Independence Realty Trust, Inc. ("IRT") common stock in connection with the transactions contemplated by the Agreement and Plan of Merger, dated as of July 26, 2021, by and among IRT, Independence Realty Operating Partnership, LP, IRSTAR Sub, LLC, Steadfast Apartment REIT, Inc. and Steadfast Apartment REIT Operating Partnership, L.P. (the "Merger Issuance Proposal"). 2. To approve one or more adjournments of the IRT special meeting to another date, time or place, if necessary or appropriate, to solicit additional proxies in favor of the Merger Issuance Proposal.	MGMT	FOR	FOR ALL	MGMT	7049153880601706
STEADFAST APARTMENT REIT	Non-traded	N/A	12/13/2021	1. Election of Board of Directors. 2. A proposal to approve, by advisory (non-binding) vote, the compensation that may be paid or become payable to the named executive officers of STAR in connection with the merger of STAR with and into Merger Sub; 3. A proposal to adjourn the STAR special meeting to solicit additional proxies in favor of the STAR Merger Proposal if there are not sufficient votes to approve such proposal, if necessary and as determined by the chair of the STAR special meeting, which we refer to as the STAR Adjournment Proposal.	MGMT	FOR	FOR ALL	MGMT	201695814408
Walton US LF 2	Non-traded	N/A	12/22/2021	Proposal #1 (Red Oak Property). The Red Oak Proposal, as described in Exhibit A to the Proxy Information Statement accompanying this Proxy Card (the “Proxy Information Statement”), to approve the proposed sale of the Issuer’s indirect interest in the Red Oak Property in one transaction. Proposal #2 (Watermark Property). The Watermark Property Proposal, as described in Exhibit B to the Proxy Information Statement, to approve other dispositions by the Issuer of its entire right, title, and interest in and to the Watermark Property, on such final terms and conditions as the General Partner deems appropriate in its sole discretion, subject only to the Minimum Sale Price requirement of $14,000,000 for the entire Watermark Property.	MGMT	FOR	FOR ALL	MGMT	02026001633
Walton US LF 1	Non-traded	N/A	12/23/2021	Proposal #1 (Mason Commercial Proposal). The Sugarloaf Proposal, as described in Exhibit A to the Proxy Information Statement accompanying this Proxy Card (the “Proxy Information Statement”), to approve the proposed sale of the Issuer’s indirect interest in the Offer Acres in one transaction.Proposal #2 (Remaining Property Proposal). The Remaining Property Proposal, as described in Exhibit B to the Proxy Information Statement, to approve other dispositions by the Issuer of its entire right, title, and interest in and to the Remaining Sugarloaf Property, on such final terms and conditions as the General Partner deems appropriate in its sole discretion, subject only to the Minimum Sale Price requirement of $87,500 per acre (taking into account all sales or dispositions of the Remaining Sugarloaf Property and the Offer Acres, assuming all close on the expected terms).	MGMT	FOR	FOR ALL	MGMT	02028000713

Registrant: Alternative Strategies Fund								Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: December 13, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	Control Number

SMARTSTOP SELF STORAGE	Non-traded	N/A	6/15/2022	1. To elect five directors, 2. To approve compensation of executive officers, 3. To approve long-term incentive plan, and 4. To ratify BDO USA, LLP as the Company's independent registered public accounting firm for the year ended December 31, 2022.	MGMT	FOR	FOR ALL	MGMT

AMERICAN HEALTHCARE REIT	Non-traded	N/A	6/15/2022	1. To elect nine directors, 2. To ratify Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ended December 31, 2022, 3. To approve on a non-binding, advisory basis, the compensation of executive officers, 3. To vote on a non-binding, advisory basis, to determine the frequency with which our stockholders shall be entitled to vote to approve the compensation of our named executive officers.	MGMT	FOR	FOR ALL	MGMT

MSC INCOME FUND	Non-traded	N/A	8/11/2022	1. To elect four directors and 2. To ratify Grant Thornton LLP as the Company's independent registered public accounting firm for the year ended December 31, 2022.	MGMT	FOR	FOR ALL	MGMT

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)* /s/Stephanie Shearer

Stephanie Shearer, Secretary

Date 8/1/2022

* Print the name and title of each signing officer under his or her signature.